Cumulative Mandatorily Redeemable Financial Instruments (Details Narrative) - USD ($)			1 Months Ended					9 Months Ended	12 Months Ended
	Jan. 17, 2024	Jul. 31, 2021	Aug. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Apr. 30, 2024	Jul. 31, 2021	Sep. 30, 2025	Dec. 31, 2024	Jan. 31, 2024	Dec. 31, 2023
CumulativeMandatorilyRedeemableFinancialInstrumentsTextBlockLineItems [Line Items]
Face amount									$ 5,000.0		$ 948,000
Issuance of common stock upon cashless exercise, shares	1,000,000
Common stock, par value								$ 0.00001	$ 0.00001		$ 0.00001
Preferred stock, par value								$ 0.00001	$ 0.00001		$ 0.00001
Debt issuance cost									$ 0		$ 110,800
Debt instrument, face amount									$ 1,000,000		$ 32,000.0
Preferred stock, dividend preference description									Preference Shares will be paid dividends before the Ordinary Shares. Preference shareholders will receive a 10% percent annual dividend on Preference Shares.
Common stock shares, issued								12,729,805	11,716,680	3,600,000	9,220,534
Preferred stock shares, issued								9,043,234	9,043,234		9,043,234
Effective interest rate		13.70%					13.70%
Dividends								$ 288,200	$ 238,300
Other current liabilities								13,700
Preferred stock liability								$ 1,034,000	$ 1,000,000		$ 948,000
Fusemachines Nepal Private Ltd [Member]
CumulativeMandatorilyRedeemableFinancialInstrumentsTextBlockLineItems [Line Items]
Investments		$ 964,200					$ 964,200
Conversion of shares		The Preference Shares contain an annual coupon rate of 10% with the option to convert the Preference Shares into Ordinary Shares
Common Stock [Member]
CumulativeMandatorilyRedeemableFinancialInstrumentsTextBlockLineItems [Line Items]
Issuance of common stock upon cashless exercise, shares			1,013,125	7,500	7,500	7,500		1,133,537
Common stock, par value										$ 10.00
Common Stock [Member] | Fusemachines Nepal Private Ltd [Member]
CumulativeMandatorilyRedeemableFinancialInstrumentsTextBlockLineItems [Line Items]
Common stock, par value		$ 100					$ 100
Common stock shares, issued		39,750					39,750
Preferred Stock [Member]
CumulativeMandatorilyRedeemableFinancialInstrumentsTextBlockLineItems [Line Items]
Preferred stock shares, issued								9,043,234	9,043,234
Preferred Stock [Member] | Fusemachines Nepal Private Ltd [Member]
CumulativeMandatorilyRedeemableFinancialInstrumentsTextBlockLineItems [Line Items]
Preferred stock, par value		$ 100					$ 100
Preferred stock shares, issued		1,110,250					1,110,250
Share Purchase Agreement [Member]
CumulativeMandatorilyRedeemableFinancialInstrumentsTextBlockLineItems [Line Items]
Face amount		$ 964,200					$ 964,200
Annual coupon rate		10.00%					10.00%
Redemption price percentage							200.00%
Redemption price percentage		13.70%					13.70%
Accrued dividend									$ 238,300		$ 162,000.0
Debt issuance cost									$ 13,700
Share Purchase Agreement [Member] | Redeemable Preferred Stock [Member]
CumulativeMandatorilyRedeemableFinancialInstrumentsTextBlockLineItems [Line Items]
Issuance of common stock upon cashless exercise, shares							1,110,250
Preferred stock, par value		$ 100					$ 100
Share Purchase Agreement [Member] | Common Stock [Member]
CumulativeMandatorilyRedeemableFinancialInstrumentsTextBlockLineItems [Line Items]
Issuance of common stock upon cashless exercise, shares							39,750
Common stock, par value		$ 100					$ 100